Fair Value Measurement of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	Total	Level 1
Mutual funds	$141,510,690	$141,510,690
QCR Holdings, Inc. common stock	12,326,039	12,326,039
Total investments measured at fair value	$153,836,729	$153,836,729

Investments measured at net asset value: (1)
Common collective trust fund	8,873,458
Total investments at fair value	$162,710,187

	Total	Level 1
Mutual funds	$127,288,590	$127,288,590
QCR Holdings, Inc. common stock	15,571,739	15,571,739
Total investments measured at fair value	$142,860,329	$142,860,329

Investments measured at net asset value: (1)
Common collective trust fund	4,464,569
Total investments at fair value	$147,324,898

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.